Goldman Sachs International Equity Dividend and Premium Fund Investment Strategy - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs International Equity Dividend and Premium Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in dividend-paying equity investments in non-U.S. issuers. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time. The Fund intends to have investments that are economically tied to at least three countries, not including the United States, and the Fund may invest in the securities of issuers economically tied to emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers. The Fund uses a variety of quantitative techniques, in combination with a qualitative overlay, when selecting investments. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research. The Fund seeks to generate additional cash flow and may reduce volatility by the sale of call options on the MSCI EAFE Index (Net, USD, Unhedged) (the “MSCI EAFE Index”) or other national or regional stock market indices (or related exchange-traded funds (“ETFs”)). The Fund expects that, under normal circumstances, it will sell call options in an amount that is between 20% and 75% of the value of the Fund’s portfolio. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of the call option. During periods in which the international equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without the options. The Fund uses a tax-advantaged style and seeks to balance investment and tax considerations, primarily by seeking to avoid or minimize any net short-term capital gains. The Fund’s investments in fixed income securities are limited to cash equivalents. The Investment Adviser measures the Fund’s performance against the MSCI EAFE Index and the Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged) (the “Bloomberg Global Aggregate Bond Index”).